OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Miscellaneous assets [abstract]
Schedule of composition of other financial assets

The composition of other financial assets is as follows:

	Current Assets		Non-current assets		Total Assets
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017	2018	2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
(a) Other financial assets

Private investment funds	322,428	472,232	-	-	322,428	472,232
Deposits in guarantee (aircraft)	9,610	15,690	37,636	41,058	47,246	56,748
Guarantees for margins of derivatives	661	2,197	-	-	661	2,197
Other investments	-	-	494	494	494	494
Domestic and foreign bonds	1,394	1,421	-	-	1,394	1,421
Other guarantees given	7,140	6,031	20,570	46,019	27,710	52,050
Subtotal of other financial assets	341,233	497,571	58,700	87,571	399,933	585,142

(b) Hedging assets

Interest accrued since the last payment date of Cross currency swap	-	202	-	-	-	202
Fair value of interest rate derivatives	19,460	3,113	-	-	19,460	3,113
Fair value of foreign currency derivatives	3,895	48,322	-	519	3,895	48,841
Fair value of fuel price derivatives	-	10,711	-	-	-	10,711
Subtotal of hedging assets	23,355	62,348	-	519	23,355	62,867

(c) Derivatives not recognized as a hedge

Foreign currency derivatives not recognized as a hedge	19,396	-	-	-	19,396	-
Subtotal of derivatives not recognized as a hedge	19,396	-	-	-	19,396	-
Total Other Financial Assets	383,984	559,919	58,700	88,090	442,684	648,009